Note 23 - Liabilities under reinsurance and insurance contracts (Tables)	12 Months Ended
Dec. 31, 2017
Liabilities Under reinsurance and insurance contracts
Technical Reserves by type of insurance product
Technical Reserves by type of insurance product (Millions of euros)
	2017	2016	2015
Mathematical reserves	7,961	7,813	8,101
Individual life insurance (1)	5,359	4,791	4,294
Savings	4,391	3,943	3,756
Risk	967	848	526
Others	1	-	12
Group insurance (2)	2,601	3,022	3,807
Savings	2,455	2,801	3,345
Risk	147	221	462
Provision for unpaid claims reported	631	691	697
Provisions for unexpired risks and other provisions	631	635	609
Total	9,223	9,139	9,407

(1) Provides coverage in the event of death or disability.

(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees.

Cash flows of Liabilities under Reinsurance and reinsurance contracts
Maturity (Millions of euros)Liabilities under Insurance and Reinsurance Contracts
	Up to 1 Year	1 to 3 Years	3 to 5 Years	Over 5 Years	Total
2017	1,560	1,119	1,502	5,042	9,223
2016	1,705	1,214	1,482	4,738	9,139
2015	1,652	1,397	1,495	4,863	9,407

Key assumptions mathematical reserves
Mathematical Reserves
	Mortality table		Average technical interest type
	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2GKM 80 / GKMF 95PERMF 2000PASEM	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.26%-3.27%	2.50%
Group insurance(2)	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%

(1) Provides coverage in the case of one or more of the following events: death and disability.

(2) Insurance policies purchased by companies (other than Group BBVA entities) on behalf of their employees.